UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)
                                    ________


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                     DATE OF FISCAL YEAR END: JULY 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------



                       THE ADVISORS' INNER CIRCLE FUND II


                          CHAMPLAIN SMALL COMPANY FUND


                                  ANNUAL REPORT
                                 JULY 31, 2006








                               INVESTMENT ADVISER:
                      CHAMPLAIN INVESTMENT PARTNERS, LLC




--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2006
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter......................................................     1

Top Ten Common Stock Holdings.............................................     5

Statement of Net Assets...................................................     6

Statement of Operations...................................................    10

Statement of Changes in Net Assets........................................    11

Financial Highlights......................................................    12

Notes to Financial Statements.............................................    13

Report of Independent Registered Public Accounting Firm...................    20

Trustees and Officers of The Advisors' Inner Circle Fund II...............    22

Disclosure of Fund Expenses...............................................    30

Notice to Shareholders....................................................    32
--------------------------------------------------------------------------------




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-773-3238; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
July 31, 2006

Dear Shareholders,

During the fiscal year ended July 31, 2006, the Fund returned 1.30%. This return was less than the Russell 2000 Index return of 4.24%. Since its inception date of November 30, 2004, the Fund's cumulative return is 13.44%, which compares favorably to the 12.83% return of the Russell 2000 Index for the same period.

Both of the above time periods may be too short for a relative performance comparison to be meaningful. Still, the results are consistent with a disciplined execution of our investment process; own high quality companies, but only when they trade below their intrinsic or fair value.

Our process continues to find a surplus of opportunities in health care, which explains our overweight of this sector at the end of the fiscal year. We see the recent buyouts of Sybron Dental by Danaher and Diagnostic Products by Siemens as affirming our overweight in health care. Negative sentiment surrounding medical technology, especially orthopedic related companies has been a factor creating opportunities for us. So too has investors' appetite for cyclical risk. We think consistent growth, which can often be found in health related industries, is undervalued because many investors, eager to own stronger near-term relative earnings growth and relative price strength, have crowded into the most cyclical industries (e.g. steel, mining and energy).

We also ended the fiscal year with only one small position (Cabot Oil & Gas has since been sold) in the energy sector. The popularity of this sector and the fairly widespread adoption of the "End of Oil" theme suggest to us there is a dangerous risk reward profile for the sector. Valuations look full, unless one forecasts either no let up in economic growth or more hurricanes like Katrina and other disruptions so recent price trends can be extrapolated. We are reluctant to do that. Globally, central banks have been raising rates and draining liquidity in an effort to curb economic growth and emerging inflationary pressures. Wal-Mart has announced its intention to begin a meaningful effort to conserve energy. Saudi Arabia has doubled its rig count in recent years and will add meaningful capacity in the intermediate term. Every small and mid cap natural gas company presentation we see is enthusiastic about their drilling prospects, while many are outspending cash flow from production and growing reserves faster than production. Hoarders of the physical commodities may soon run out of storage capacity due to growing surpluses. Finally, for many of today's energy stock

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
investments to pay off big, oil needs to spike toward $100/bbl. However, such a spike would likely result in a weaker economy, destroy demand for energy and cause most stocks outside of the energy sector to decline in price. Thus, a bullish bet on oil at today's valuations looks a bit like an asset allocation hedge against or an outright bet for a worst case scenario for stocks and bonds.

Our research and valuation work indicates that quality and consistent growth continue to represent attractive relative and absolute values. At the same time, the popularity of the cyclical trade today reminds us somewhat of the technology bubble. In 2000, folks said technology wasn't cyclical anymore because of the Internet. This past year we have heard cyclicals aren't really cyclical anymore because of China and India. We shall see.

We also remain wary of consumer stocks selling highly discretionary or large ticket items. Although the Fund has significant weights in both the technology and industrial sectors, we expect the holdings to show superior relative earnings and cash flow growth should the economy cool off or go into a recession. In many instances, your holdings in both sectors are exploiting the rapid deflation in technology to empower their business or to bring increased functionality to products or services. We remain particularly enthusiastic about the opportunities for inspired business managers to apply technology and leading edge materials to create game changing products that better serve customer needs.

Somebody recently asked us what we thought was our edge in small cap investing. In an effort to guide shareholder expectations, we thought it might be helpful to summarize here our answer to that question. First, we are disciplined with the execution of our process. This does not mean we will not make mistakes. However, it does mean we will not change how we manage money when market conditions change or if our recent relative performance looks uninspiring. It means we have historically favored and always will favor high quality businesses. And it means we will harvest gains when stocks trade over Fair Value so we aren't exposing our shareholders to unnecessary valuation risk. The "tell me when you sell" words from a mentor constantly remind us to be diligent with the sell discipline. Very much related to this point about discipline is our willingness to keep our focus on capital preservation instead of relative performance risk (e.g. why we currently have no exposure to energy). We will not buy or hold stocks that fall outside of our process to hedge our relative performance risk. Second, our process also is designed to keep us in our realm of competence. We want to avoid highly cyclical industrials since we can't forecast the economy with the precision

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
required to avoid large losses. We want to avoid fashion risk since we can't predict that either. And we want to steer clear of businesses facing obvious risks which are highly unpredictable or unknowable. This doesn't mean we will not be surprised by negative developments, but our process tries to lower the odds of that happening. Third, our time horizon goes beyond the next quarter or this calendar year. To be sure, the shares of companies with weak second half outlooks will get sold off by some managers who are incentivized with annual performance bogies - regardless of what the next year's prospects for the companies might be! Our multi-year time horizon at the time of purchase also reflects faith in the idea that investing patiently with sincere and capable management operating a superior business model is a more reliable path to wealth creation than trading.

On behalf of all of us at Champlain Investment Partners, let me take this opportunity to express how grateful we are for the privilege to manage a portion of your assets.


Sincerely,


/s/ Scott T. Brayman


Scott T. Brayman, CFA



THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX
                       -----------------------------------

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2006
--------------------------------------------------------------------------------
Growth of a $10,000 Investment

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

                     -------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        FOR PERIODS ENDED JULY 31, 2006*
                     ------------------ ------------------
                                            Annualized
                          One Year          Inception
                           Return           to Date**
                     ------------------ ------------------
                            1.30%             7.86%
                     ------------------ ------------------

                     CHAMPLAIN
                    SMALL COMPANY                     RUSSELL 2000
                        FUND                             INDEX
11/30/04              $10,000                           $10,000
07/31/05               11,198                            10,812
07/31/06               11,344                            11,271


  *IF THE ADVISER HAD NOT LIMITED  CERTAIN  EXPENSES,  THE FUND'S  TOTAL RETURN
   WOULD HAVE BEEN LOWER.
 **THE FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2004.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
                    MAY BE WORTH LESS THAN ITS ORIGINAL COST.
    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE
       CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.
THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.
  INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN
 THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
          MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
          PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
                         TOP TEN COMMON STOCK HOLDINGS*
--------------------------------------------------------------------------------
               Aptargroup..................................    2.45%

               Alleghany ..................................    2.44%

               ABM Industries .............................    2.29%

               Mettler-Toledo International................    2.02%

               American Medical Systems Holdings...........    2.00%

               Lancaster Colony ...........................    1.96%

               Harte-Hanks ................................    1.83%

               Corinthian Colleges ........................    1.81%

               Central Garden and Pet .....................    1.73%

               CACI International, Cl A ...................    1.73%
--------------------------------------------------------------------------------
*Percentages based on total investments.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------
[BAR GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

18.6% Industrials
16.1% Financials
15.2% Information Technology
15.0% Health Care
11.6% Consumer Discretionary
11.6% Consumer Staples
 8.8% Repurchase Agreement
 2.5% Materials
 0.6% Energy
+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 91.7%
--------------------------------------------------------------------------------
                                                            SHARES      VALUE
                                                            ------    ----------
CONSUMER DISCRETIONARY -- 11.7%
   Aftermarket Technology* ............................     13,400  $   292,924
   Bright Horizons Family Solutions* ..................     14,200      545,990
   Corinthian Colleges* ...............................     65,700      881,694
   Harte-Hanks ........................................     36,600      892,674
   Laureate Education* ................................     10,700      488,455
   Lee Enterprises ....................................     26,600      660,478
   Matthews International .............................     14,100      484,194
   Regis ..............................................     17,600      592,768
   Universal Technical Institute* .....................     40,800      821,304
                                                                    -----------
                                                                      5,660,481
                                                                    -----------
CONSUMER STAPLES -- 11.6%
   Central Garden and Pet* ............................     21,300      842,202
   Chattem* ...........................................      9,000      305,370
   Church & Dwight ....................................     17,800      649,700
   Hain Celestial Group* ..............................     26,600      574,560
   Lancaster Colony ...................................     24,900      954,168
   Nu Skin Enterprises ................................     35,500      507,650
   Prestige Brands Holdings* ..........................     22,200      194,916
   Tootsie Roll Industries ............................     29,100      790,065
   WD-40 ..............................................     24,900      811,989
                                                                    -----------
                                                                      5,630,620
                                                                    -----------
ENERGY -- 0.6%
   Cabot Oil & Gas ....................................      5,600      295,400
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                            SHARES      VALUE
                                                            ------    ----------
FINANCIALS -- 16.2%
   Alleghany* .........................................      4,300  $ 1,188,821
   Boston Private Financial Holdings ..................     14,100      354,333
   Cathay General Bancorp .............................     12,400      455,700
   CVB Financial ......................................     22,200      330,558
   East West Bancorp ..................................     14,200      572,970
   First Midwest Bancorp ..............................     14,200      506,940
   Frontier Financial .................................      7,100      274,273
   Glacier Bancorp ....................................      8,900      272,696
   Hanmi Financial ....................................     17,800      338,912
   Independent Bank ...................................     10,700      362,837
   Interactive Data* ..................................     17,800      334,818
   National Financial Partners ........................      5,300      238,712
   Navigators Group* ..................................     14,200      603,642
   Philadelphia Consolidated Holding* .................      8,900      301,443
   Prosperity Bancshares ..............................     10,700      376,319
   RLI ................................................     14,200      671,376
   Sterling Bancshares ................................     14,200      278,178
   Waddell & Reed, Cl A ...............................     17,800      387,506
                                                                    -----------
                                                                      7,850,034
                                                                    -----------
HEALTH CARE -- 15.1%
   American Medical Systems Holdings* .................     53,300      972,725
   Arrow International ................................     12,400      393,452
   ArthroCare* ........................................     12,400      546,096
   Bio-Rad Laboratories* ..............................      9,900      652,311
   Cooper .............................................     14,200      627,640
   Gen-Probe* .........................................      7,600      394,820
   Greatbatch* ........................................     25,000      612,750
   Integra LifeSciences Holdings* .....................     10,600      390,716
   Kyphon* ............................................      7,100      241,826
   Respironics* .......................................     16,000      569,280
   Salix Pharmaceuticals* .............................     32,400      330,480
   Symmetry Medical* ..................................     35,400      514,362
   Ventana Medical Systems* ...........................      9,800      456,778
   Wright Medical Group* ..............................     26,400      581,592
                                                                    -----------
                                                                      7,284,828
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                            SHARES      VALUE
                                                            ------    ----------
INDUSTRIALS -- 18.7%
   ABM Industries .....................................     67,500  $ 1,113,750
   Actuant, Cl A ......................................      7,100      312,471
   Brady, Cl A ........................................     19,500      658,320
   CLARCOR ............................................     17,800      506,054
   CRA International* .................................     17,000      768,570
   Esterline Technologies* ............................     16,000      677,280
   First Advantage, Cl A* .............................     21,100      413,138
   G&K Services .......................................     17,800      600,394
   HEICO, Cl A ........................................      2,000       52,400
   IDEX ...............................................     17,700      769,065
   Kennametal .........................................      7,100      378,075
   Moog, Cl A* ........................................     19,500      676,455
   Navigant Consulting* ...............................     35,500      677,340
   Ritchie Bros. Auctioneers ..........................      3,900      210,600
   Schawk .............................................     39,100      647,496
   UTI Worldwide ......................................     14,200      330,860
   Waste Connections* .................................      7,100      265,398
                                                                    -----------
                                                                      9,057,666
                                                                    -----------
INFORMATION TECHNOLOGY -- 15.3%
   CACI International, Cl A* ..........................     14,900      839,615
   eCollege.com* ......................................      9,000      183,690
   eFunds* ............................................     35,500      746,565
   Euronet Worldwide* .................................     32,100      815,661
   FactSet Research Systems ...........................     17,800      781,420
   Kronos* ............................................     23,100      670,131
   Mettler-Toledo International* ......................     16,000      984,480
   Perot Systems* .....................................     35,000      466,200
   RightNow Technologies* .............................     28,400      344,492
   SI International* ..................................     13,000      354,640
   TALX ...............................................     21,400      439,770
   WebEx Communications* ..............................     23,100      791,868
                                                                    -----------
                                                                      7,418,532
                                                                    -----------
MATERIALS -- 2.5%
   Aptargroup .........................................     23,100    1,189,650
                                                                    -----------
   TOTAL COMMON STOCK
     (Cost $46,166,181) ...............................              44,387,211
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 8.8%
--------------------------------------------------------------------------------
                                                             FACE
                                                            AMOUNT      VALUE
                                                            ------    ----------
   Morgan  Stanley
     5.000%, dated 07/31/06, to be repurchased
     on 08/01/06, repurchase price $4,268,021
     (collateralized by a U.S. Treasury Note,
     par value $3,565,705, 3.500%, 01/15/11,
     total market value $4,352,834)
     (Cost $4,267,428) ................................ $4,267,428  $ 4,267,428
                                                                    -----------
   TOTAL INVESTMENTS -- 100.5%
     (Cost $50,433,609) ...............................              48,654,639
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (0.5)%
   Payable for Investment Securities Purchased.........                (988,069)
   Payable for Capital Shares Redeemed.................                 (22,236)
   Investment Advisory Fees Payable....................                 (19,181)
   Administration Fees Payable.........................                  (8,493)
   Distribution Fees Payable...........................                  (7,475)
   Chief Compliance Officer Fees Payable...............                  (7,338)
   Trustees' Fees Payable..............................                  (1,908)
   Other Assets and Liabilities, Net...................                 809,644
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES..................                (245,056)
                                                                    -----------
   Net Assets -- 100.0%  ..............................             $48,409,583
                                                                    ===========
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid-in-Capital.....................................             $48,820,295
   Accumulated net realized gain on investments........               1,368,258
   Net unrealized depreciation on investments..........              (1,778,970)
                                                                    -----------
   Net Assets  ........................................             $48,409,583
                                                                    ===========

ADVISOR CLASS SHARES:
   Outstanding Shares of beneficial interest
     (unlimited authorization -- no par value) ........               4,356,210
Net Asset Value, Offering and Redemption
     Price Per Share ..................................                  $11.11
                                                                         ======


  * NON-INCOME PRODUCING SECURITY
 CL -- CLASS



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            CHAMPLAIN SMALL
                                                              COMPANY FUND
                                                              FOR THE YEAR ENDED
                                                              JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $148).................  $   212,753
Interest..........................................................      109,136
                                                                    -----------
   TOTAL INVESTMENT INCOME........................................      321,889
                                                                    -----------
EXPENSES
Investment Advisory Fees  ........................................      244,760
Administration Fees ..............................................       91,709
Distribution Fees ................................................       67,989
Trustees' Fees  ..................................................        6,837
Chief Compliance Officer Fees.....................................        5,986
Transfer Agent Fees ..............................................       50,777
Legal Fees .......................................................       31,618
Custodian Fees ...................................................       28,260
Printing Fees ....................................................       24,845
Audit Fees .......................................................       19,590
Offering Costs ...................................................       19,070
Registration Fees ................................................       18,668
Insurance and other expenses .....................................        3,521
                                                                    -----------
   TOTAL EXPENSES.................................................      613,630
                                                                    -----------
Less: Waiver of Investment Advisory Fees .........................     (228,966)
      Fees Paid Indirectly........................................       (4,017)
                                                                    -----------
   NET EXPENSES...................................................      380,647
                                                                    -----------
NET INVESTMENT LOSS...............................................      (58,758)
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS..................................    1,732,775
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS.   (2,792,993)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS...................   (1,060,218)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..............  $(1,118,976)
                                                                    ===========





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                         CHAMPLAIN SMALL
                                                                           COMPANY FUND

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------

                                                               YEAR               PERIOD
                                                              ENDED               ENDED
                                                             JULY 31,            JULY 31,
                                                               2006               2005*
                                                           -----------         -----------
OPERATIONS:
   Net Investment Loss ................................    $   (58,758)        $   (20,561)
   Net Realized Gain on Investments ...................      1,732,775              99,555
   Net Change in Unrealized Appreciation/Depreciation
     on Investments ...................................     (2,792,993)            950,603
                                                           -----------         -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ..................................     (1,118,976)          1,029,597
                                                           -----------         -----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income ..............................        (11,498)             (3,422)
   Net Realized Gains .................................       (369,833)                 --
                                                           -----------         -----------
     TOTAL DIVIDENDS AND DISTRIBUTIONS ................       (381,331)             (3,422)
                                                           -----------         -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .............................................     42,160,466          10,015,619
   Issued in Connection with In-Kind Transfer .........             --             913,104(1)
   Reinvestment of Distributions ......................        358,914               3,153
   Redeemed ...........................................     (4,406,924)           (160,617)
                                                           -----------         -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ...............................     38,112,456          10,771,259
                                                           -----------         -----------
     TOTAL INCREASE IN NET ASSETS .....................     36,612,149          11,797,434
                                                           -----------         -----------
NET ASSETS:
   Beginning of Period ................................     11,797,434                  --
                                                           -----------         -----------
   End of Period (including distributions in excess of
     net investment income of $0 and
     $(23,983), respectively) .........................    $48,409,583         $11,797,434
                                                           ===========         ===========
SHARE TRANSACTIONS:
   Issued .............................................      3,653,198             978,714
   Issued in Connection with In-Kind Transfer .........             --              91,310(1)
   Reinvestment of Distributions ......................         32,365                 308
   Redeemed ...........................................       (384,285)            (15,400)
                                                           -----------         -----------
   NET INCREASE IN SHARES OUTSTANDING .................      3,301,278           1,054,932
                                                           ===========         ===========

(1) REPRESENTS THE VALUE OF THE SECURITIES TRANSFERRED IN-KIND ON NOVEMBER 30, 2004.
    BECAUSE THE TRANSACTION WAS TAX-FREE, THE VALUE INCLUDES UNREALIZED APPRECIATION ON
    SUCH SECURITIES IN THE AMOUNT OF $63,420.
  * COMMENCED OPERATIONS ON NOVEMBER 30, 2004.~



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                       CHAMPLAIN SMALL
                                                                         COMPANY FUND

----------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------
                                                        SELECTED PER SHARE DATA & RATIOS
                                          FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                                     YEAR        PERIOD
                                                                     ENDED       ENDED
                                                                    JULY 31,    JULY 31,
                                                                      2006        2005*
                                                                   ----------  ----------
Net Asset Value, Beginning of Period ............................    $11.18       $10.00
                                                                     ------       ------
Income from Operations:
   Net Investment Loss(1) .......................................     (0.02)       (0.04)
   Net Realized and Unrealized Gain on Investments(1) ...........      0.17(2)      1.24
                                                                     ------       ------
Total from Operations ...........................................      0.15         1.20
                                                                     ------       ------
Dividends and Distributions from:
   Net Investment Income ........................................     (0.01)       (0.02)
   Net Realized Gains ...........................................     (0.21)          --
                                                                     ------       ------
Total Dividends and Distributions ...............................     (0.22)       (0.02)
                                                                     ------       ------
Net Asset Value, End of Period ..................................    $11.11       $11.18
                                                                     ======       ======

TOTAL RETURN+ ...................................................      1.30%       11.98%
                                                                     ======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...........................   $48,410      $11,797
Ratio of Expenses to Average Net Assets (including waivers and
   reimbursements, excluding fees paid indirectly) ..............      1.41%        1.40%**
Ratio of Expenses to Average Net Assets (including waivers,
   reimbursements and fees paid indirectly) .....................      1.40%        1.40%**
Ratio of Expenses to Average Net Assets (excluding waivers,
   reimbursements and fees paid indirectly) .....................      2.26%        5.95%**
Ratio of Net Investment Loss to Average Net Assets ..............     (0.22)%      (0.53)%**
Portfolio Turnover Rate .........................................     93.85%       44.04%++

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN
    WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE
    ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES
    THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ NOT ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFER.
  * COMMENCED OPERATIONS ON NOVEMBER 30, 2004.
 ** ANNUALIZED.
(1) PER SHARE NET INVESTMENT INCOME/(LOSS) AND NET REALIZED AND UNREALIZED GAIN/(LOSS)
    CALCULATED USING AVERAGE SHARES.
(2) THE AMOUNT SHOWN FOR THE YEAR ENDED JULY 31, 2006 FOR A SHARE OUTSTANDING THROUGHOUT
    THE YEAR DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT YEAR
    BECAUSE OF THE TIMING OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO THE
    FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with ten funds. The financial statements herein are those of the Champlain Small Company Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund currently offers Advisor Class Shares. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
     Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2006. there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated to the funds based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on November 30, 2004, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, were amortized to expense over twelve months. As of July 31, 2006, the offering costs have been fully amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staffare paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN
   AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.10% on the first $250 million of the Fund's average daily net assets; 0.08% on the next $250 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000. For the Fund's first year of operations, the Fund was subject to a minimum annual administration fee of $75,198. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Fund has adopted a Distribution Plan (the "Plan") for the Advisor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average net assets attributable to the Advisor Class Shares as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2006, the Fund earned credits of $4,017, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

Wachovia Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT  ADVISORY AGREEMENT:

Champlain Investment Partners, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the Advisor Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.40% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time. If at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.40% for the Advisor Shares to recapture any of its prior waivers or reimbursements. At July 31, 2006, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses for the Fund was $406,134, of which $177,168 expires July 31, 2008, and $228,966 expires July 31, 2009.

6. INVESTMENT TRANSACTIONS:

For the year ended July 31, 2006, the Fund made purchases of $58,199,668 and sales of $23,555,174 of investment securities other than short-term securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatment of net operating losses, REIT adjustments, and certain distributions.

Permanent book and tax differences resulted in the reclassification of $94,239 to undistributed net investment income and $(94,239) to realized gain (loss). These reclassifications had no effect on net assets or net asset value.

The tax character of dividends and distributions declared during the periods ended July 31, 2006 and July 31, 2005 were as follows:

                         ORDINARY           LONG-TERM
                          INCOME          CAPITAL GAIN           TOTAL
                        ----------       --------------       -----------
            2006          $369,840           $11,491            $381,331
            2005             3,422                --               3,422

As of July 31, 2006, the components of Distributable Earnings and Accumulated Losses were as follows:

Undistributed Ordinary Income                        $ 1,247,130
Undistributed Long-Term Capital Gain                     337,558
Unrealized Depreciation                               (1,995,400)
                                                     -----------
Total Net Accumulated Losses                         $  (410,712)
                                                     ===========

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at July 31, 2006 were as follows:

                      AGGREGATE GROSS      AGGREGATE GROSS
       FEDERAL          UNREALIZED           UNREALIZED         NET UNREALIZED
      TAX COST         APPRECIATION         DEPRECIATION         DEPRECIATION
     -----------       ------------         ------------         ------------
     $50,650,039        $1,443,537          $(3,438,937)         $(1,995,400)

8. IN-KIND TRANSFERS:

On November 30, 2004, the Fund commenced operations as a result of the contribution in-kind of investment securities from a separately managed account managed by the Adviser. As a result of the transfer, the securities were exchanged tax-free for 91,310 shares of the Fund valued at $913,104, which included unrealized appreciation of $63,420.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
9. INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. OTHER:

At July 31, 2006, 29.26% of the total shares outstanding were held by one shareholder.

11. NEW ACCOUNTING PRONOUNCEMENT:

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of July 31, 2006, the Fund has not evaluated the impact that will result from adopting FIN 48.

12. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED):

The Board has selected Ernst & Young LLP ("E&Y") to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended July 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal period ended July 31, 2005, neither the Trust, its funds, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's previous auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's previous independent registered public accounting firm, effective upon its completion of its audits for the fiscal period ended July 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal period ended July 31, 2005 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal year ended July 31, 2005, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to makereference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such year, and (ii) there wereno "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities and Exchange Act of 1934, as amended.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Champlain Small Company Fund of The Advisors' Inner Circle Fund II:

We have audited the accompanying statement of net assets of the Champlain Small Company Fund, one of the funds constituting The Advisors' Inner Circle Fund II (the Trust), as of July 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets and the financial highlights for the period November 30, 2004 (commencement of operations) through July 31, 2005 were audited by other auditors, whose report dated September 21, 2005 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Champlain Small Company Fund of The Advisors' Inner Circle Fund II at July 31, 2006, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst & Young LLP

Philadelphia, Pennsylvania
September 15, 2006

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                     Chairman                    (Since 1991)
60 yrs. old                        of the Board
                                   of Trustees
















--------------------------------------------------------------------------------

WILLIAM M.  DORAN                     Trustee                    (Since  1992)
1701 Market Street,
Philadelphia, PA 19103
66 yrs. old














--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-346-6300. The following chart lists Trustees and Officers as of July 31, 2006.

                                                 NUMBER OF
                                                 FUNDS IN
                                               THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                    MEMBER             HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------------------



Currently performs various services on behalf        10            Trustee of The Advisors' Inner Circle
of SEI Investments for which Mr. Nesher is                         Fund, Bishop Street Funds, SEI Asset
compensated. Executive Vice President of SEI                       Allocation Trust, SEI Daily Income
Investments, 1986-1994. Director and                               Trust, SEI Index Funds, SEI
Executive Vice President of the Administrator                      Institutional International Trust,
and the Distributor, 1981-1994.                                    SEI Institutional Investments Trust,
                                                                   SEI Institutional Managed Trust,
                                                                   SEI Liquid Asset Trust, SEI Tax
                                                                   Exempt Trust, SEI Opportunity
                                                                   Master Fund, L.P., SEI Opportunity
                                                                   Fund, L.P., SEI Global Master Fund,
                                                                   PLC, SEI Global Assets Fund, PLC,
                                                                   SEI GLobal Investments Fund, PLC,
                                                                   SEI Investments Global, Limited, SEI
                                                                   Investments Global Fund Services,
                                                                   Limited, SEI Investments (Europe)
                                                                   Ltd., SEI Investments Unit Trust
                                                                   Management (UK) Limited and SEI
                                                                   Global Nominee Ltd.
---------------------------------------------------------------------------------------------------------------

Self Employed Consultant since 2003. Partner,        10            Director of SEI Investments Company
Morgan, Lewis & Bockius LLP (law firm) from                        and SEI Investments Distribution Co.,
1976-2003, counsel to the Trust, SEI Investments,                  SEI Investments Global Fund Services
the Administrator and the Distributor. Director                    Limited, SEI Investments Global
of SEI Investments since 1974; Secretary of                        Limited, Trustee of The Advisors'
SEI Investments since 1978.                                        Inner Circle Fund, Bishop Street
                                                                   Funds, SEI Asset Allocation Trust,
                                                                   SEI Daily Income Trust, SEI Index
                                                                   Funds, SEI Institutional International
                                                                   Trust, SEI Institutional Investments
                                                                   Trust, SEI Institutional Managed
                                                                   Trust, SEI Liquid Asset Trust, SEI
                                                                   Tax Exempt Trust, SEI Investments
                                                                   Global Fund Services Limited,
                                                                   SEI Investments Global, Limited,
                                                                   SEI Investments (Europe), Limited
                                                                   SEI Investments (Asia) Limited and
                                                                   SEI Asset Korea Co., Ltd.
---------------------------------------------------------------------------------------------------------------
3 Directorships of companies required to report to the Securities and Exchange Commission under the
  Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
EUGENE B. PETERS                      Trustee                    (Since 1993)
77 yrs. old





--------------------------------------------------------------------------------

JAMES M. STOREY                       Trustee                    (Since 1994)
75 yrs. old







--------------------------------------------------------------------------------

GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
63 yrs. old











--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------




                                                  NUMBER OF
                                                  FUNDS IN
                                                THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                      MEMBER             HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------------------



Private investor from 1987 to present. Vice           10           Trustee of The Advisors' Inner Circle
President and Chief Financial officer, Western                     Fund and the Bishop Street Funds.
Company of North America (petroleum service
company), 1980-1986. President of Gene Peters
and Associates (import company), 1978-1980.
President and Chief Executive Officer of Jos.
Schlitz Brewing Company before 1978.
---------------------------------------------------------------------------------------------------------------

Attorney, Solo Practitioner since 1994. Partner       10           Trustee of The Advisors' Inner Circle
Dechert, September 1987-December 1993.                             Fund, Bishop Street Funds, SEI
                                                                   Asset Allocation Trust, SEI Daily
                                                                   Income Trust, SEI Index Funds,
                                                                   SEI Institutional International Trust,
                                                                   SEI Institutional Investments Trust,
                                                                   SEI Institutional Managed Trust,
                                                                   SEI Liquid Asset Trust, SEI Tax
                                                                   Exempt Trust and U.S. Charitable
                                                                   Gift Trust.
---------------------------------------------------------------------------------------------------------------

Chief Executive Officer, Newfound                     10           Trustee, State Street Navigator
Consultants, Inc. since April 1997. General                        Securities Lending Trust, since 1995.
Partner, Teton Partners, L.P., June 1991-                          Trustee of The Advisors' Inner Circle
December 1996; Chief Financial Officer,                            Fund, the Bishop Street Funds, SEI
Nobel Partners, L.P., March 1991-December                          Asset Allocation Trust, SEI Daily
1996; Treasurer and Clerk, Peak Asset                              Income Trust, SEI Index Funds, SEI
Management, Inc., since 1991.                                      Institutional International Trust,
                                                                   SEI Institutional Investments Trust,
                                                                   SEI Institutional Managed Trust,
                                                                   SEI Liquid Asset Trust, SEI Tax
                                                                   Exempt Trust, SEI Opportunity
                                                                   Master Fund, L.P., and the
                                                                   SEI Opportunity Fund, L.P.
---------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

BETTY L. KRIKONIAN                    Trustee                    (Since 2005)
63 yrs. old


--------------------------------------------------------------------------------

CHARLES E. CARLBOM                    Trustee                    (Since 2005)
72 yrs. old

--------------------------------------------------------------------------------

MITCHELL A. JOHNSON                   Trustee                    (Since 2005)
64 yrs. old


--------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA                   President                   (Since 2003)
44 yrs. old



--------------------------------------------------------------------------------

MICHAEL LAWSON                 Controller and Chief              (Since 2005)
45 yrs. old                      Financial Officer


--------------------------------------------------------------------------------

RUSSELL EMERY                    Chief Compliance                (Since 2006)
43 yrs. old                           Officer



--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------




                                                  NUMBER OF
                                                  FUNDS IN
                                                THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                     MEMBER             HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------------------




Self-Employed Legal and Financial Services            10           Trustee of The Advisors' Inner Circle
Consultant since 2003. Counsel to State Street                     Fund and the Bishop Street Funds.
Bank Global Securities and Cash Operations
from 1995 to 2003.
----------------------------------------------------------------------------------------------------------------

Self-Employed Business Consultant, Business           10           Trustee of The Advisors' Inner Circle
Project Inc. since 1997. CEO and President,                        Fund, the Bishop Street Funds, Oregon
United Grocers Inc. from 1997 to 2000.                             Trust Co. and O.T. Logistics, Inc.
----------------------------------------------------------------------------------------------------------------

Retired.                                              10           Director, Federal Agricultural
                                                                   Mortgage Corporation. Trustee of
                                                                   The Advisors' Inner Circle Fund and
                                                                   the Bishop Street Funds.
----------------------------------------------------------------------------------------------------------------




Senior Operations Officer, SEI Investments,          N/A                         N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant of the U.S.
Securities and Exchange Commission's Division
of Investment Management (1993-1996).
----------------------------------------------------------------------------------------------------------------

Director, SEI Investments, Fund Accounting           N/A                         N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.
----------------------------------------------------------------------------------------------------------------

Director of Investment Product Management            N/A                         N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from
March 2000 to February 2003.
----------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JAMES NDIAYE                     Vice President and              (Since 2004)
37 yrs. old                          Secretary




--------------------------------------------------------------------------------

TIMOTHY D. BARTO              Assistant Vice President           (Since 2000)
38 yrs. old                   and Assistant Secretary



--------------------------------------------------------------------------------

PHILIP T. MASTERSON              Vice President and              (Since 2004)
42 yrs. old                      Assistant Secretary




--------------------------------------------------------------------------------

NICOLE WELCH                         AML Officer                 (Since 2005)
28 yrs. old






--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------



                                                   NUMBER OF
                                                   FUNDS IN
                                                 THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                      MEMBER             HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------------------




Employed by SEI Investments Company since            N/A                         N/A
2004. Vice President, Deusche Asset Management
from 2003-2004. Associate, Morgan, Lewis &
Bockius LLP from 2000-2003. Counsel, Assistant
Vice President, ING Variable Annuities Group
from 1999-2000.
---------------------------------------------------------------------------------------------------------------

General Counsel, Vice President and Assistant        N/A                         N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert (law firm)
from 1997-1999; Associate, Richter, Miller & Finn
(law firm) from 1994-1997.
---------------------------------------------------------------------------------------------------------------

Employed by SEI Investments Company since            N/A                         N/A
2004. General Counsel, CITCO Mutual Fund
Services from 2003-2004. Vice President and
Associate Counsel, Oppenheimer Funds from
2001-2003. and Vice President and Assistant
Counsel from 1997-2001.
---------------------------------------------------------------------------------------------------------------

Assistant Vice President and AML Compliance          N/A                         N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
---------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING                     EXPENSE
                             ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                            02/01/06         07/31/06       RATIOS       PERIOD*
--------------------------------------------------------------------------------
CHAMPLAIN SMALL COMPANY FUND
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN    $1,000.00         $  953.60        1.40%       $6.78
HYPOTHETICAL 5% RETURN      1,000.00          1,017.85        1.40         7.00
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (Unaudited)
--------------------------------------------------------------------------------

For the fiscal year ended July 31, 2006, the Fund is designating the following items with regard to distributions paid during the year.

                                                                                        FOREIGN
                                                       QUALIFYING FOR                  INVESTORS
                                                         CORPORATE                   -------------     QUALIFIED
    LONG-TERM        ORDINARY                            DIVIDENDS      QUALIFYING     QUALIFIED       SHORT-TERM
   CAPITAL GAIN       INCOME             TOTAL           RECEIVED        DIVIDEND       INTEREST        CAPITAL
   DISTRIBUTIONS   DISTRIBUTIONS     DISTRIBUTIONS     DEDUCTION (1)    INCOME (2)     INCOME (3)       GAIN (4)
   -------------   -------------     -------------     --------------   ----------   -------------     ----------
       3.01%          96.99%            100.00%            13.63%         13.04%         0.00%           78.92%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

                          CHAMPLAIN SMALL COMPANY FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  866-773-3238

                                    ADVISER:
                       Champlain Investment Partners, LLC
                               346 Shelburne Road
                            Burlington, Vermont 05401

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103



          This information must be preceded or accompanied by a current prospectus for the Fund.


CSC-AR-001-0200

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") and KPMG LLP ("KPMG") related to the Funds

E&Y and KPMG billed the Funds aggregate fees for services rendered to the Funds for the last two fiscal years as follows:

--------------------- ----------------------------------------------------- -----------------------------------------------------
                                             2006+                                                  2005++
--------------------- ----------------------------------------------------- -----------------------------------------------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were              did not require                     were              did not require
                                        pre-approved      pre-approval                        pre-approved      pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit             $68,000             N/A               N/A             $35,000             N/A               N/A
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-              N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees            N/A               N/A               N/A               N/A               N/A               N/A


------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All Other          $2,000             N/A               N/A              $1,000             N/A               N/A
        Fees (1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


+ E&Y (For the Champlain Small Company Fund, Reaves Select Research Fund, Hambrecht Small Cap Technology Fund and UCM Institutional Money Market Fund)
++ KPMG (For the Champlain Small Company Fund and Reaves Select Research Fund only. The Hambrecht Small Cap Technology Fund and UCM Institutional Money Market Fund commenced operations on August 31, 2005 and September 23, 2005, respectively.)

Notes:
   (1) Audit fees include amounts related to the audit of the Fund's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

           ------------------------- --------------- --------------
                                          2006+          2005++
           ------------------------- --------------- --------------
            Audit-Related Fees            0.00%           0.00%

           ------------------------- --------------- --------------
            Tax Fees                      0.00%           0.00%

           ------------------------- --------------- --------------
            All Other Fees                0.00%           0.00%

           ------------------------- --------------- --------------

         +   E&Y (For the Champlain Small Company Fund, Reaves Select Research
Fund, Hambrecht Small Cap Technology Fund and UCM Institutional Money Market
Fund)
         ++ KPMG (For the Champlain Small Company Fund and Reaves Select Research Fund only. The Hambrecht Small Cap Technology Fund and UCM Institutional Money Market Fund commenced operations on August 31, 2005 and September 23, 2005, respectively.)

(f)      Not applicable.

(g)(1) The aggregate non-audit fees and services provided to the Funds and billed by E&Y for the fiscal year 2006 were $0.

(g)(2) The aggregate non-audit fees and services provided to the Funds and billed by KPMG for the fiscal year 2005 were $0.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund II


By (Signature and Title)*              /s/ James F. Volk
                                       ----------------------------------
                                       James F. Volk
                                       President

Date: September 29, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ James F. Volk
                                       ----------------------------------
                                       James F. Volk
                                       President


Date: September 29, 2006


By (Signature and Title)*              /s/ Michael Lawson
                                       ----------------------------------
                                       Michael Lawson
                                       Controller & CFO


Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.